Cover	12 Months Ended
Dec. 31, 2024 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-35165
Entity Registrant Name	BrainsWay Ltd.
Entity Central Index Key	0001505065
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	16 Hartum Street
Entity Address, Address Line Two	RAD Tower
Entity Address, Address Line Three	14th Floor
Entity Address, Address Line Four	Har HaHotzvim
Entity Address, City or Town	Jerusalem
Entity Address, Country	IL
Entity Address, Postal Zip Code	9777516
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	37,626,427
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction Flag	false
Auditor Firm ID	1281
Auditor Name	KOST FORER GABBAY & KASIERER
Auditor Location	Tel-Aviv, Israel
American Depositary Shares each representing two Ordinary Shares
Entity Addresses [Line Items]
Title of 12(b) Security	American Depositary Shares each representing two Ordinary Shares
Trading Symbol	BWAY
Security Exchange Name	NASDAQ
Ordinary Shares, par value NIS 0.04 per share
Entity Addresses [Line Items]
Title of 12(b) Security	Ordinary Shares, par value NIS 0.04 per share
Trading Symbol	BWAY
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	16 Hartum Street
Entity Address, Address Line Two	RAD Tower
Entity Address, Address Line Three	14th Floor
Entity Address, Address Line Four	Har HaHotzvim
Entity Address, City or Town	Jerusalem
Entity Address, Country	IL
Entity Address, Postal Zip Code	9777516
City Area Code	972
Local Phone Number	2-582-4030
Contact Personnel Name	Ido Marom